UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 42.1%
	COMMUNICATION SERVICES — 1.3%
18,080	Elisa OYJ	$966,352
54,275	Tele2 A.B. - B Shares	800,829
		1,767,181
	CONSUMER DISCRETIONARY — 3.9%
18,500	Bandai Namco Holdings, Inc.	1,122,145
1,800	Fast Retailing Co., Ltd.	1,097,375
20,979	Hella GmbH & Co. KGaA	1,131,206
1,423	Hermes International	1,066,244
6,800	Shimano, Inc.	1,100,626
		5,517,596
	CONSUMER STAPLES — 4.9%
58,000	Ajinomoto Co., Inc.	967,126
22,300	Asahi Group Holdings Ltd.	1,073,677
8,487	L'Oreal S.A.	2,419,857
31,700	Matsumotokiyoshi Holdings Co., Ltd.	1,212,141
54,813	Mowi A.S.A.	1,359,365
		7,032,166
	HEALTH CARE — 13.1%
10,986	Abbott Laboratories	938,754
65,800	Astellas Pharma, Inc.	1,123,388
10,415	AstraZeneca PLC	1,006,191
26,100	Chugai Pharmaceutical Co., Ltd.	2,280,017
8,874	Cochlear Ltd.	1,406,234
13,634	Coloplast A/S - Class B	1,610,788
7,377	Danaher Corp.	1,076,894
128,536	Fisher & Paykel Healthcare Corp. Ltd.	1,828,098
12,900	Hoya Corp.	1,178,594
12,500	Nippon Shinyaku Co., Ltd.	1,129,509
20,239	Novo Nordisk A/S - Class B	1,137,670
11,368	Sanofi	1,059,718
44,005	Smith & Nephew PLC	982,247
4,345	Sonova Holding A.G.	992,727
4,542	Stryker Corp.	930,474
		18,681,303
	INDUSTRIALS — 9.1%
22,000	ANA Holdings, Inc.	749,563
25,476	Atlas Copco AB - Class A	933,496
86,737	CAE, Inc.	2,330,530
5,700	FANUC Corp.	1,088,373

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
37,500	Glory Ltd.	$1,133,926
24,200	Harmonic Drive Systems, Inc.	1,052,470
135,128	Meggitt PLC	1,122,933
58,300	MINEBEA MITSUMI, Inc.	1,131,236
36,900	Miura Co., Ltd.	1,235,531
4,410	Schindler Holding A.G.	1,098,926
51,200	Smiths Group PLC	1,098,661
		12,975,645
	INFORMATION TECHNOLOGY — 4.8%
25,200	Advantest Corp.	1,234,330
11,310	Dassault Systemes	1,781,706
18,600	FUJIFILM Holdings Corp.	879,507
32,748	Intel Corp.	1,901,021
7,752	SAP S.E.	1,053,169
		6,849,733
	MATERIALS — 5.0%
13,192	BASF S.E.	990,233
16,360	Franco-Nevada Corp.	1,609,396
330	Givaudan S.A.	970,469
16,395	Koninklijke DSM N.V.	2,100,843
12,823	Royal Gold, Inc.	1,503,753
		7,174,694
	TOTAL COMMON STOCKS
	(Cost $54,090,517)	59,998,318
	EXCHANGE-TRADED FUNDS — 47.1%
85,000	iShares 1-3 Year Treasury Bond - ETF	7,205,450
156,900	iShares 7-10 Year Treasury Bond - ETF	17,505,333
95,700	iShares 20+ Year Treasury Bond - ETF	13,438,194
22,555	iShares USD Treasury Bond 1-3yr UCITS - Class DIST - ETF[1]	2,988,763
28,629	iShares USD Treasury Bond 7-10yr UCITS - Class DIST - ETF[1]	5,847,820
1,249,054	iShares USD Treasury Bond 20+yr UCITS - Class DIST - ETF[1]	6,603,873
105,000	Schwab Intermediate-Term U.S. Treasury - ETF	5,804,400
194,000	SPDR Portfolio Long Term Treasury - ETF	7,814,320
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $66,724,498)	67,208,153

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 4.1%
494,568	Sprott Physical Gold Trust*[1]	$5,816,120
	TOTAL MUTUAL FUNDS
	(Cost $5,848,376)	5,816,120
	SHORT-TERM INVESTMENTS — 6.8%
9,616,550	Fidelity Institutional Government Portfolio - Class I, 1.51%[2]	9,616,550
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,616,550)	9,616,550
	TOTAL INVESTMENTS — 100.1%
	(Cost $136,279,941)	142,639,141
	Liabilities Less Other Assets — (0.1)%	(83,221)
	TOTAL NET ASSETS — 100.0%	$142,555,920

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2019 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At November 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$136,279,941

Gross unrealized appreciation	$7,013,999
Gross unrealized depreciation	(654,799)

Net unrealized appreciation on investments	$6,359,200

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock
Communication Services	$1,767,181	$-	$-	$1,767,181
Consumer Discretionary	-	5,517,596	-	5,517,596
Consumer Staples	-	7,032,166	-	7,032,166
Health Care	5,694,580	12,986,723	-	18,681,303
Industrials	3,264,026	9,711,619	-	12,975,645
Information Technology	1,901,021	4,948,712	-	6,849,733
Materials	3,113,149	4,061,545	-	7,174,694
Exchange-Traded Funds	54,756,460	12,451,693	-	67,208,153
Mutual Funds	5,816,120	-	-	5,816,120
Short-Term Investments	9,616,550	-	-	9,616,550
Total Investments	$85,929,087	$56,710,054	$-	$142,639,141

*	In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $56,710,054 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	01/29/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	01/29/20

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	01/29/20